SCHEDULE OF INVESTMENT (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 CAD ($)
Balance, December 31, 2020	$ 321
Investment
Share of loss of Premium Nickel	(135)
Total	$ 186